Cover	Dec. 30, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment to the Current Report on Form 8-K previously filed on December 30, 2021 of Artificial Intelligence Technology Solutions Inc. (as amended, the "Form 8-K") is being filed pursuant to Rule 601(b)(5) solely for the purpose of filing Exhibit 5.1 and Exhibit 23.1 (included in Exhibit 5.1) to the Form 8-K. No other changes have been made to the Form 8-K. Accordingly, this Form 8-K consists of only the facing page, this explanatory note, Item 9.01 of the Form 8-K listing the exhibits to the Form 8-K, the signature page, and the filed exhibits.
Document Period End Date	Dec. 30, 2021
Entity File Number	000-55079
Entity Registrant Name	ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.
Entity Central Index Key	0001498148
Entity Tax Identification Number	27-2343603
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10800 Galaxie Avenue
Entity Address, City or Town	Ferndale
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48220
City Area Code	(877)
Local Phone Number	787-6268
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable